Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 13,994,537	$ 5,252,979	$ 1,274,729
Deferred offering costs		87,171
Prepaid expenses and other current assets	152,637	73,132	637,342
Total current assets	14,147,174	5,413,282	1,912,071
Property and equipment, net	71,346	90,133	115,181
Right-of-use lease asset			14,960
Total assets	14,218,520	5,503,415	2,042,212
Current liabilities:
Accounts payable	1,257,224	554,205	596,261
Accrued expenses	1,022,035	985,497	1,528,669
Lease liability			16,752
Deferred underwriting commissions	2,911,260	2,911,260
Warrant liability	209,478
Total current liabilities	5,399,997	4,450,962	2,141,682
Total liabilities	5,399,997	4,450,962	2,141,682
Stockholders’ equity (deficit):
Additional paid-in-capital	32,076,425	26,398,618	14,417,547
Accumulated deficit	(23,264,199)	(25,346,848)	(14,517,299)
Total stockholders’ equity	8,818,523	1,052,453	(99,470)
Total liabilities and stockholders’ equity	14,218,520	5,503,415	2,042,212
Series A Preferred Stock
Stockholders’ equity (deficit):
Preferred stock value
Revelation Sub Series A Preferred Stock
Stockholders’ equity (deficit):
Preferred stock value
Revelation Sub Series A-1 Preferred Stock
Stockholders’ equity (deficit):
Preferred stock value
Common Stock
Stockholders’ equity (deficit):
Common stock value	$ 6,297	$ 683	$ 282